Provisions for employee benefits (Details 3) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Gain (loss) on remeasurement, net defined benefit liability (asset) [abstract]
Change in asset ceiling	€ 5
Other comprehensive income [Member]
Gain (loss) on remeasurement, net defined benefit liability (asset) [abstract]
Actuarial (gains)/losses due to changes in demographic assumptions	30	€ (14)
Actuarial (gains)/losses due to changes in financial assumptions		66
Experience (gains) losses	19	(5)
Return on plan assets	21	(12)
Gain (loss) on remeasurement, net defined benefit liability (asset)	15	35
Italian defined benefit plans [Member]
Gain (loss) on remeasurement, net defined benefit liability (asset) [abstract]
Actuarial (gains)/losses due to changes in financial assumptions		(5)
Experience (gains) losses	1	(1)
Gain (loss) on remeasurement, net defined benefit liability (asset)	1	(6)
Foreign defined benefit plan [Member]
Gain (loss) on remeasurement, net defined benefit liability (asset) [abstract]
Actuarial (gains)/losses due to changes in demographic assumptions	31	(14)
Actuarial (gains)/losses due to changes in financial assumptions		71
Experience (gains) losses	6	(3)
Return on plan assets	21	(12)
Change in asset ceiling	5
Gain (loss) on remeasurement, net defined benefit liability (asset)	1	42
FISDE and other foreign medical plans [Member]
Gain (loss) on remeasurement, net defined benefit liability (asset) [abstract]
Actuarial (gains)/losses due to changes in demographic assumptions	1
Experience (gains) losses	12	(1)
Gain (loss) on remeasurement, net defined benefit liability (asset)	€ 13	€ (1)